CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 3,476,579	$ 26,943	$ 16,312
Accounts receivable, net	192,832	41,903	27,476
Inventories, net	91,271		256,714
Prepaid expenses	503,061	857
Prepaid Inventory			51,988
Note receivable		173,754
Total Current Assets	4,263,743	243,457	352,490
Property and equipment, net	5,215,360	21,369	33,650
Intangible assets, net	172,032	194,872
Deposits	252,547	3,580,887
Total Assets	9,903,682	4,040,585	386,140
Current Liabilities:
Accounts payable and accrued expenses	495,810	1,275,918	377,376
Note payable	6,550,205	1,197,680	364,306
Loans from Related Party		102,500	104,998
Derivative liability	3,210,270	1,381,000
Total Current Liabilities	10,256,285	3,957,098	846,680
Commitment and Contingencies
Stockholders' Equity
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 146,806,928 and 82,371,853 shares as of December 31, 2013 and December 31, 2012, respectively	184,049	146,808	82,372
Additional Paid in Capital	33,278,930	14,759,246	8,131,305
Accumulated Deficit	(33,830,332)	(14,837,317)	(8,688,967)
Total Stockholders' Equity	(352,603)	83,487	(460,540)
Total Liabilities and Stockholders' Equity	9,903,682	4,040,585	386,140
Convertible Series A Preferred Stock
Stockholders' Equity
Preferred stock, value
Convertible Series B Preferred Stock
Stockholders' Equity
Preferred stock, value	$ 14,750	$ 14,750	$ 14,750